united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2018

Shares						Fair Value

	EXCHANGE TRADED FUNDS - 0.2%
	DEBT FUND - 0.2%
16,900	InvesCo Senior Loan ETF					$389,038
	TOTAL EXCHANGE TRADED FUNDS (Cost $420,719)					389,038

	MUTUAL FUNDS - 3.9%
	DEBT FUNDS - 3.9%
13,707	BlackRock Floating Rate income Strategies Fund, Inc.					188,334
201,277	Fidelity Floating Rate High Income Fund					1,938,302
545,535	Vanguard Short-Term Investment Grade Fund					5,700,844
	TOTAL MUTUAL FUNDS (Cost $7,959,206)					7,827,480

Par Value		Coupon Rate (%)	Maturity	Spread	Rate
	BONDS & NOTES - 92.6%
	AGENCY COLLATERAL CMO - 13.7%
$1,847,711	Fannie Mae Interest Strip *	2.5000	2/25/2028			130,701
851,717	Fannie Mae Interest Strip *	3.5000	11/25/2041			167,549
576,066	Fannie Mae Interest Strip *	4.0000	11/25/2041			117,515
1,151,765	Fannie Mae Interest Strip *	4.5000	11/25/2040			285,303
962,760	Fannie Mae Interest Strip *	4.5000	7/25/2042			276,842
556,904	Fannie Mae Interest Strip *	4.5000	7/25/2042			137,755
1,148,911	Fannie Mae Interest Strip *	5.5000	5/25/2033			219,731
457,748	Fannie Mae Interest Strip *	5.5000	4/25/2036			86,413
703,095	Fannie Mae Interest Strip *	5.5000	6/25/2037			140,405
1,051,925	Fannie Mae Interest Strip *	5.5000	1/25/2038			279,815
440,825	Fannie Mae Interest Strip *	7.0000	8/25/2038			107,453
25,421,190	Fannie Mae REMICS *	0.0300	6/25/2045	Monthly US LIBOR	+6.20%	44,487
459,989	Fannie Mae REMICS *	3.0000	8/25/2030			34,408
5,032,011	Fannie Mae REMICS *	3.5000	6/25/2042			1,203,929
6,185,824	Fannie Mae REMICS *	3.5000	12/25/2044			1,003,436
7,498,625	Fannie Mae REMICS *	3.5000	11/25/2045			1,304,675
4,160,254	Fannie Mae REMICS *	3.5000	2/25/2046			735,591
949,610	Fannie Mae REMICS *	3.5000	10/25/2047			190,783
1,785,714	Fannie Mae REMICS *	3.5000	12/25/2047			335,616
3,528,121	Fannie Mae REMICS *	3.5000	1/25/2048			650,589
5,920,399	Fannie Mae REMICS *	4.0000	4/25/2041			785,216
2,487,442	Fannie Mae REMICS *	4.0000	10/25/2041			332,202
991,702	Fannie Mae REMICS *	4.0000	6/25/2043			155,091
6,640,669	Fannie Mae REMICS *	4.0000	3/25/2048			1,621,467
2,481,797	Fannie Mae REMICS *	4.0000	5/25/2048			515,532
495,386	Fannie Mae REMICS *	4.0864	4/25/2045	Monthly US LIBOR	+6.15%	84,346
1,849,785	Fannie Mae REMICS *	4.1364	1/25/2044	Monthly US LIBOR	+6.20%	233,820
470,229	Fannie Mae REMICS *	4.3864	12/25/2037	Monthly US LIBOR	+6.45%	60,830
2,028,393	Fannie Mae REMICS *	4.4564	9/25/2037	Monthly US LIBOR	+6.52%	266,769
2,280,513	Fannie Mae REMICS *	4.4864	6/25/2038	Monthly US LIBOR	+6.55%	134,421
1,326,655	Fannie Mae REMICS *	4.5000	9/25/2043			220,242
1,732,967	Fannie Mae REMICS *	4.5000	12/25/2047			403,387
1,400,315	Fannie Mae REMICS *	4.5664	11/25/2036	Monthly US LIBOR	+6.63%	214,788
808,039	Fannie Mae REMICS *	4.5864	3/25/2036	Monthly US LIBOR	+6.65%	91,644
756,515	Fannie Mae REMICS *	4.5864	12/25/2036	Monthly US LIBOR	+6.65%	115,349
252,183	Fannie Mae REMICS *	4.6464	7/25/2035	Monthly US LIBOR	+6.71%	32,461
782,462	Fannie Mae REMICS *	4.6964	5/25/2037	Monthly US LIBOR	+6.76%	110,385
1,703,808	Fannie Mae REMICS *	4.6964	6/25/2037	Monthly US LIBOR	+6.76%	224,389
15,823	Fannie Mae REMICS *	5.3157	7/25/2041	Monthly US LIBOR	+9.50%	13,552
892,603	Fannie Mae REMICS *	6.0000	12/25/2039			176,404
393,930	Fannie Mae REMICS *	6.0000	3/25/2040			86,631
254,780	Fannie Mae REMICS *	7.5000	10/25/2023	Monthly US LIBOR	+16.00%	32,808
24,196,168	Freddie Mac REMICS *	0.1000	5/15/2046	Monthly US LIBOR	+6.10%	79,742
1,971,078	Freddie Mac REMICS *	1.1000	3/15/2034	Monthly US LIBOR	+7.10%	76,756
1,789,939	Freddie Mac REMICS *	3.0000	6/15/2041			237,213
616,376	Freddie Mac REMICS *	3.5000	4/15/2033			66,999
2,576,253	Freddie Mac REMICS *	3.5000	4/15/2038			244,292
Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	AGENCY COLLATERAL CMO - 13.7% (Continued)
$1,549,282	Freddie Mac REMICS *	3.5000	3/15/2043			$201,037
1,542,198	Freddie Mac REMICS *	3.5000	3/15/2043			254,870
1,165,145	Freddie Mac REMICS *	3.5000	3/15/2043			172,728
1,143,589	Freddie Mac REMICS *	3.5000	6/15/2043			151,307
1,704,096	Freddie Mac REMICS *	3.5000	7/15/2043			247,240
3,173,964	Freddie Mac REMICS *	3.5000	4/15/2044			484,133
944,101	Freddie Mac REMICS *	3.5000	4/15/2046			159,986
941,496	Freddie Mac REMICS *	4.0000	12/15/2041			136,397
2,122,702	Freddie Mac REMICS *	4.0000	4/15/2043			451,736
4,341,255	Freddie Mac REMICS *	4.0000	8/15/2043			653,941
1,729,215	Freddie Mac REMICS *	4.0000	1/15/2044			253,337
1,427,431	Freddie Mac REMICS *	4.0000	9/15/2044			170,127
1,188,273	Freddie Mac REMICS *	4.0000	3/15/2045			253,077
1,153,982	Freddie Mac REMICS *	4.0284	12/15/2044	Monthly US LIBOR	+6.10%	175,047
4,392,242	Freddie Mac REMICS *	4.4284	10/15/2041	Monthly US LIBOR	+6.50%	734,490
886,048	Freddie Mac REMICS *	4.6784	5/15/2029	Monthly US LIBOR	+6.75%	96,062
1,113,131	Freddie Mac REMICS *	4.9284	1/15/2032	Monthly US LIBOR	+7.00%	136,597
241,837	Freddie Mac REMICS *	5.1784	3/15/2032	Monthly US LIBOR	+7.25%	33,137
240,530	Freddie Mac REMICS *	5.5000	7/15/2040			1,438
1,057,840	Freddie Mac REMICS *	5.6284	7/15/2034	Monthly US LIBOR	+7.70%	154,183
308,778	Freddie Mac REMICS *	5.8084	6/15/2031	Monthly US LIBOR	+7.88%	51,824
182,447	Freddie Mac REMICS *	6.5000	3/15/2032	Monthly US LIBOR	+6.50%	37,163
17,404	Freddie Mac REMICS *	9.8567	2/15/2019	Monthly US LIBOR	+14.00%	17,575
60,760	Freddie Mac REMICS *	15.5438	2/15/2032	Monthly US LIBOR	+20.93%	79,974
1,106,847	Freddie Mac Strips *	4.3630	1/15/2043			266,825
661,268	Freddie Mac Strips *	4.5170	12/15/2040			151,250
1,275,215	Freddie Mac Strips *	5.0000	6/15/2038			295,125
315,432	Freddie Mac Strips *	5.6284	8/15/2036	Monthly US LIBOR	+7.70%	53,033
22,011,677	Government National Mortgage Association *	0.1500	9/16/2034	Monthly US LIBOR	+6.70%	121,732
295,210	Government National Mortgage Association *	3.0000	7/20/2041			36,911
5,433,419	Government National Mortgage Association *	3.0000	8/20/2041			565,456
1,002,942	Government National Mortgage Association *	3.0000	7/20/2043			154,265
2,362,577	Government National Mortgage Association *	3.5000	9/20/2023			391,942
1,578,363	Government National Mortgage Association *	3.5000	10/20/2039			213,010
3,596,767	Government National Mortgage Association *	3.5000	8/20/2040			276,586
1,614,520	Government National Mortgage Association *	3.5000	3/20/2044			232,533
701,182	Government National Mortgage Association *	3.5000	4/20/2044			124,303
2,299,824	Government National Mortgage Association *	3.5000	8/20/2044			290,526
3,214,285	Government National Mortgage Association *	3.5000	9/20/2046			714,003
2,939,721	Government National Mortgage Association *	3.5000	3/20/2047			450,262
4,878,363	Government National Mortgage Association *	3.5000	1/20/2048			924,282
255,559	Government National Mortgage Association *	4.0000	12/16/2026			26,257
944,329	Government National Mortgage Association *	4.0000	12/20/2040			111,537
6,816,577	Government National Mortgage Association *	4.0000	11/20/2047			1,063,668
564,795	Government National Mortgage Association *	4.0138	1/20/2046	Monthly US LIBOR	+6.10%	80,450
535,977	Government National Mortgage Association *	4.1138	12/20/2042	Monthly US LIBOR	+6.20%	68,607
953,896	Government National Mortgage Association *	4.2284	8/16/2038	Monthly US LIBOR	+6.30%	76,145
926,098	Government National Mortgage Association *	4.5000	3/20/2044			185,140
3,150,553	Government National Mortgage Association *	4.5000	8/20/2045			623,874
525,047	Government National Mortgage Association *	4.5000	4/20/2046			103,129
410,039	Government National Mortgage Association *	4.6284	6/16/2042	Monthly US LIBOR	+6.70%	62,048
1,848,303	Government National Mortgage Association *	5.0000	2/16/2040			429,452
514,211	Government National Mortgage Association *	5.0000	12/20/2047			117,436
831,702	Government National Mortgage Association *	5.5000	7/20/2047			200,635
						27,587,560
	AGRICULTURE - 0.3%
285,000	Reynolds American, Inc. ^	6.8750	5/1/2020			302,377
225,000	Reynolds American, Inc. ^	8.1250	6/23/2019			235,229
						537,606
	AIRLINES - 2.2%
323,101	American Airlines 2011-1 Class A Pass Through Trust	5.2500	1/31/2021			334,209
353,670	American Airlines 2013-2 Class B Pass Through Trust ^	5.6000	7/15/2020			359,686
2,000,000	American Airlines Group, Inc. ^	4.6250	3/1/2020			2,015,000
291,242	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.0480	11/1/2020			305,454
661,930	Continental Airlines 2004-ERJ1 Pass Through Trust	9.5580	9/1/2019			681,788
Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	AIRLINES - 2.2% (Continued)
$382,854	Continental Airlines 2010-1 Class A Pass Through Trust	4.7500	1/12/2021			$390,573
31,339	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019			31,640
181,195	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022			182,798
64,276	Virgin Australia 2013-1B Pass Through Trust ^	6.0000	10/23/2020			65,401
						4,366,549
	AUTO MANUFACTURERS - 3.7%
750,000	Daimler Finance North America LLC ^	1.7500	10/30/2019			738,030
3,916,000	Fiat Chrysler Automobiles NV	4.5000	4/15/2020			3,979,635
300,000	Ford Motor Credit Co. LLC	2.0000	8/20/2018			299,626
1,145,000	Ford Motor Credit Co. LLC	2.5970	11/4/2019			1,135,907
115,000	Ford Motor Credit Co. LLC	3.7313	8/20/2018	Quarterly US LIBOR	+1.40%	115,028
750,000	General Motors Co.	3.5000	10/2/2018			751,330
500,000	General Motors Financial Co., Inc.	4.3750	9/25/2021			508,697
						7,528,253
	AUTO PARTS & EQUIPMENT - 0.2%
500,000	Aptiv PLC	3.1500	11/19/2020			494,837

	BANKS - 9.3%
268,000	Bank of America Corp.	4.0456	11/18/2020	Quarterly US LIBOR	+1.72%	271,323
500,000	Bank of America Corp.	4.0956	9/28/2020	Quarterly US LIBOR	+1.76%	507,391
650,000	Banque Federative du Credit Mutuel SA ^	2.5000	10/29/2018			650,153
500,000	Barclays Bank PLC	3.5794	2/22/2021	Quarterly US LIBOR	+1.25%	492,688
1,125,000	BPCE SA	2.5000	2/19/2019			1,118,757
1,414,000	Capital One NA	2.4000	8/11/2020			1,404,986
1,180,000	CIT Group, Inc.	3.8750	12/15/2020			1,183,835
250,000	Citigroup, Inc.	3.5906	10/29/2049	Quarterly US LIBOR	+1.25%	251,717
450,000	Citigroup, Inc.	3.8058	12/15/2021	Quarterly US LIBOR	+1.45%	454,831
6,500,000	Credit AgriCole SA ^	8.3750	8/26/2020	Quarterly US LIBOR	+6.99%	6,857,500
437,000	Discover Bank	8.7000	7/15/2020			464,743
344,000	Goldman Sachs Group, Inc.	3.6892	5/21/2018	Quarterly US LIBOR	+1.65%	346,691
250,000	Goldman Sachs Group, Inc.	3.7194	8/24/2020	Quarterly US LIBOR	+1.40%	250,836
252,000	HSBC Bank USA NA	4.8750	10/29/2020			259,422
2,093,545	Jacobs Douwe Egberts	4.0625	7/2/2022			2,103,363
263,000	JPMorgan Chase & Co.	2.8389	7/2/2022	Quarterly US LIBOR	+0.50%	257,977
400,000	Manufacturers & Traders Trust Co.	2.9403	10/18/2018	Quarterly US LIBOR	+0.64%	399,763
311,000	Morgan Stanley	5.8369	12/1/2021	Quarterly US LIBOR	+3.50%	311,000
500,000	National Westminster Bank PLC	2.5625	10/27/2018	Quarterly US LIBOR	+0.25%	406,475
700,000	Wells Fargo & Co.	6.1106	11/29/2049	Quarterly US LIBOR	+3.77%	706,615
						18,700,066
	BEVERAGES - 1.3%
400,000	Coca-Cola European Partners PLC	7.7500	1/15/2019			397,785
350,000	Coca-Cola Femsa SAB de CV	8.2000	4/1/2019			350,086
1,150,000	Constellation Brands, Inc.	3.2500	8/19/2021			1,161,135
810,000	Molson Coors Brewing Co.	2.3750	11/26/2018			797,565
						2,706,571
	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
260,850	Alternative Loan Trust 2004-35T2 *	6.0000	2/25/2035			57,929
17,684	Banc of America Funding 2004-D Trust	3.5009	6/25/2034			17,526
13,795	Banc of America Mortgage 2004-A Trust	3.6869	2/25/2034			13,861
39,246	Banc of America Mortgage 2004-C Trust	3.7326	4/25/2034			39,733
11,728,737	BCAP LLC Trust 2007-AA2 *	0.4429	4/25/2037			188,172
30,562	Bear Stearns ARM Trust 2003-4	3.5937	7/25/2033			30,919
25,901	Bear Stearns Asset Backed Securities Trust 2003-AC5	5.5000	10/25/2033			26,652
18,933	Chase Mortgage Finance Trust Series 2007-A1	3.5741	2/25/2037			19,084
90,066	CHL Mortgage Pass-Through Trust 2004-7	3.4709	5/25/2034			89,764
25,883	Citigroup Global Markets Mortgage Securities VII, Inc. ^	6.0000	9/25/2033			26,084
76,894	Citigroup Mortgage Loan Trust 2006-4	0.0000	12/25/2035			80,583
41,470	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4	2.0114	6/25/2034	Monthly US LIBOR	+0.45%	38,930
9,843	First Horizon Alternative Mortgage Securities Trust 2006-FA1	2.3114	4/25/2036	Monthly US LIBOR	+0.75%	9,865
80,368	GSR Mortgage Loan Trust 2004-14	3.6121	12/25/2034			82,717
437,285	GSR Mortgage Loan Trust 2004-2F *	6.0887	1/25/2034	Monthly US LIBOR	+7.65%	50,374
31,484	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034			31,996
148,487	Impac CMB Trust Series 2004-4	2.4614	9/25/2034	Monthly US LIBOR	+0.90%	135,735
19,884	Impac CMB Trust Series 2004-5	2.4814	10/25/2034	Monthly US LIBOR	+0.92%	20,074
108,222	Impac CMB Trust Series 2004-6	2.3864	10/25/2034	Monthly US LIBOR	+0.83%	102,463
Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9% (Continued)
$128,061	JP Morgan Mortgage Trust 2005-A1	3.6980	2/25/2035			$128,055
21,719	Lehman XS Trust Series 2005-1	3.0678	7/25/2035	Monthly US LIBOR	+1.50%	21,692
20,478	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033			21,586
688,663	MASTR Alternative Loan Trust 2007-HF1 *	7.0000	10/25/2047			170,530
35,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035			36,022
54,225	Morgan Stanley Mortgage Loan Trust 2004-10AR	3.5122	11/25/2034			53,618
19,578	Morgan Stanley Mortgage Loan Trust 2004-7AR	3.4955	9/25/2034			20,187
94,850	RAMP Series 2004-SL3 Trust	7.5000	12/25/2031			97,593
39,520	Structured Asset Securities Corp.	4.0650	9/25/2026			39,791
37,876	Structured Asset Securities Corp. Mo Pa Th Ce Se 1998-3 Tr	2.5614	3/25/2028	Monthly US LIBOR	+1.00%	37,917
46,465	Wells Fargo Mortgage Backed Securities 2005-12 Trust	5.5000	11/25/2035			12,439
114,061	Wilshire Funding Corp.	7.2500	8/25/2027			111,843
						1,813,734
	COMMERCIAL SERVICES - 1.1%
2,232,000	Nielsen Finance LLC / Nielsen Finance Co.	4.5000	10/1/2020			2,227,112

	COMPUTERS - 2.9%
2,362,000	Dell, Inc.	5.8750	6/15/2019			2,409,240
3,498,000	EMC Corp.	2.6500	6/1/2020			3,411,831
						5,821,071
	DIVERSIFIED FINANCIAL SERVICES - 4.4%
500,000	Air Lease Corp.	2.6250	9/4/2018			499,999
375,000	Ally Financial, Inc.	3.3500	5/15/2019			374,014
1,816,000	Ally Financial, Inc.	3.5000	1/27/2019			1,820,994
1,407,000	Ally Financial, Inc.	3.7500	11/18/2019			1,410,518
496,000	Ally Financial, Inc.	4.7500	9/10/2018			497,091
200,000	GTP Acquisition Partners I LLC ^	2.3500	6/15/2020			196,219
500,000	ILFC E-Capital Trust I ^	4.5700	12/21/2065	Quarterly US LIBOR	+1.55%	458,125
1,602,000	International Lease Finance Corp.	5.8750	4/1/2019			1,632,657
1,926,000	Navient Corp.	5.5000	1/15/2019			1,946,704
						8,836,321
	ELECTRIC - 1.1%
1,642,000	Electricite de France SA ^	4.6000	1/27/2020			1,674,927
450,000	Entergy Corp.	5.1250	9/15/2020			463,650
100,000	PPL Capital Funding, Inc.	4.9994	3/30/2067	Quarterly US LIBOR	+2.66%	98,595
						2,237,172
	ENGINEERING & CONSTRUCTION - 0.9%
1,422,000	SBA Tower Trust ^	2.8980	10/15/2019			1,413,462
400,000	SBA Tower Trust ^	3.1560	10/8/2020			394,928
						1,808,390
	ENTERTAINMENT - 1.3%
1,600,000	GLP Capital LP / GLP Financing II, Inc.	4.8750	11/1/2020			1,628,000
1,044,000	International Game Technology	7.5000	6/15/2019			1,075,320
						2,703,320
	FOOD - 0.3%
598,000	Wm Wrigley Jr Co. ^	2.9000	10/21/2019			597,359

	FOREST PRODUCTS & PAPER - 0.4%
775,000	Carter Holt Harvey Ltd. +	9.5000	12/1/2024			753,564

	HEALTHCARE-PRODUCTS - 1.0%
1,700,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020			1,685,751
322,000	Zimmer Biomet Holdings, Inc.	4.6250	11/30/2019			327,788
						2,013,539
	HEALTHCARE-SERVICES - 0.7%
855,000	HCA-The Healthcare Company, Inc.	3.7500	3/15/2019			858,463
500,000	Quest Diagnostics, Inc.	4.7500	1/30/2020			512,197
						1,370,660
Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	HOME EQUITY ASSET BACKED SECURITIES - 2.1%
$84,956	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1	8.0880	6/25/2031			$90,101
88,969	ABFC 2002-OPT1 Trust	3.4586	4/25/2032	Monthly US LIBOR	+1.40%	89,733
125,834	ACE Securities Corp. Home Equity Loan Trust Series 2003-OP1	4.5386	12/25/2033	Monthly US LIBOR	+2.48%	121,141
56,566	AFC Trust Series 2000-1	2.7936	3/25/2030	Monthly US LIBOR	+0.73%	54,180
44,441	Ameriquest Mort Sec, Inc. Asst Back Pas Thr Certs Ser 2003-9	4.9914	9/25/2033	Monthly US LIBOR	+3.00%	43,769
28,583	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	3.1886	1/25/2034	Monthly US LIBOR	+1.13%	28,616
15,880	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	4.6136	1/25/2034	Monthly US LIBOR	+2.55%	16,111
7,898	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2003-11	5.0411	12/25/2033			8,207
57,839	AmresCo Residential Securities Corp. Mortgage Loan Trust 1998-1	6.9876	1/25/2028			57,898
196,853	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6	4.5386	11/25/2033	Monthly US LIBOR	+2.48%	199,240
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1	6.0636	10/25/2034	Monthly US LIBOR	+4.00%	133,610
457,776	Bear Stearns Asset Backed Securities I Trust 2004-FR3	4.1636	9/25/2034	Monthly US LIBOR	+2.10%	440,619
244,442	Bear Stearns Asset Backed Securities I Trust 2004-HE7	4.7636	8/25/2034	Monthly US LIBOR	+2.70%	238,196
30,149	Bear Stearns Asset Backed Securities Trust 2003-ABF1	2.8036	1/25/2034	Monthly US LIBOR	+0.74%	29,461
155,469	CDC Mortgage Capital Trust 2004-HE1	3.8636	6/25/2034	Monthly US LIBOR	+1.80%	141,882
185,103	CDC Mortgage Capital Trust 2004-HE3	3.8636	11/25/2034	Monthly US LIBOR	+1.80%	165,563
92,010	Citigroup Global Markets Mortgage Securities VII, Inc.	2.6236	9/25/2028	Monthly US LIBOR	+0.56%	91,603
25,764	ConseCo Finance Corp.	7.2200	3/15/2028			26,387
934	ConseCo Finance Corp.	2.7716	8/15/2033	Monthly US LIBOR	+0.70%	936
61,035	Credit Suisse First Boston Mortgage Securities Corp.	6.9900	2/25/2031			63,145
40,000	GSAA Trust	5.2950	11/25/2034			40,355
72,039	Home Equity Asset Trust	4.2136	3/25/2034	Monthly US LIBOR	+2.15%	71,022
195,285	Home Equity Asset Trust 2004-4	4.0136	10/25/2034	Monthly US LIBOR	+1.95%	188,913
47,794	Meritage Mortgage Loan Trust 2003-1	4.3886	11/25/2033	Monthly US LIBOR	+2.33%	47,812
45,487	Meritage Mortgage Loan Trust 2003-1	4.7636	11/25/2033	Monthly US LIBOR	+2.70%	43,447
64,104	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1	4.2386	7/25/2034	Monthly US LIBOR	+2.18%	60,064
491,120	Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1	3.9386	11/25/2034	Monthly US LIBOR	+1.88%	474,203
70,706	New Century Home Equity Loan Trust ^	3.1886	10/25/2033	Monthly US LIBOR	+1.13%	70,388
201,198	New Century Home Equity Loan Trust Series 2003-B	4.5386	11/25/2033	Monthly US LIBOR	+2.48%	202,583
114,090	NovaStar Mortgage Funding Trust Series 2003-4	3.1286	2/25/2034	Monthly US LIBOR	+1.07%	113,687
1,843	NovaStar Mortgage Funding Trust Series 2004-1	3.6386	6/25/2034	Monthly US LIBOR	+1.58%	1,812
114,740	NovaStar Mortgage Funding Trust Series 2004-2	4.3136	9/25/2034	Monthly US LIBOR	+2.25%	105,888
20,438	Option One Mortgage Accept Corp. Asset Back Certs Ser 2003 5	2.7036	8/25/2033	Monthly US LIBOR	+0.64%	20,107
69,939	Saxon Asset Securities Trust 2002-1	3.8636	11/25/2031	Monthly US LIBOR	+1.80%	62,509
53,522	Saxon Asset Securities Trust 2003-3	4.3331	12/25/2033	Monthly US LIBOR	+2.40%	49,902
118,921	Securitized Asset Backed Receivables LLC Trust 2004-OP1	3.7136	2/25/2034	Monthly US LIBOR	+1.65%	117,609
260,479	Securitized Asset Backed Receivables LLC Trust 2004-OP1	4.0886	2/25/2034	Monthly US LIBOR	+2.03%	257,323
171,177	Security National Mortgage Loan Trust 2007-1 ^	2.4136	4/25/2037	Monthly US LIBOR	+0.35%	169,933
58,654	Terwin Mortgage Trust 2004-16SL ^	6.3386	10/25/2034	Monthly US LIBOR	+4.28%	58,435
114,760	Terwin Mortgage Trust Series TMTS 2003-2HE	4.2136	7/25/2034	Monthly US LIBOR	+2.15%	117,378
						4,313,768
	INSURANCE - 0.2%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023			305,972

	INVESTMENT COMPANIES - 0.4%
776,000	Ares Capital Corp.	4.8750	11/30/2018			781,050

	LODGING - 3.6%
3,101,000	Hyatt Hotels Corp. ^	6.8750	8/15/2019			3,217,256
2,669,000	MGM Resorts International	5.2500	3/31/2020			2,735,725
1,232,000	MGM Resorts International	8.6250	2/1/2019			1,265,634
						7,218,615
	MEDIA - 2.7%
739,000	Charter Communications Operating LLC	4.4640	7/23/2022			751,936
500,000	CSC Holdings LLC	8.6250	2/15/2019			514,375
750,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.0000	3/1/2021			778,753
765,000	Discovery Communications LLC ^	2.7500	11/15/2019			759,381
500,000	NBCUniversal Enterprise, Inc. ^	1.9740	4/15/2019			497,328
860,000	Time Warner Cable LLC	5.0000	2/1/2020			877,691
1,225,000	Time Warner Cable LLC	8.2500	4/1/2019			1,266,137
						5,445,601
	MINING - 0.1%
262,000	Newmont Mining Corp.	5.1250	10/1/2019			267,467

Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	MISCELLANEOUS - 0.9%
$1,765,000	General Electric Co.	5.0000	12/29/2049	Quarterly US LIBOR	+3.33%	$1,739,160

	MUNICIPAL - 0.1%
95,000	Grant County Public Utility District No. 2	5.2900	1/1/2020			96,893

	OIL & GAS - 3.1%
630,000	BG Energy Capital PLC ^	4.0000	12/9/2020			640,800
1,000,000	Gazprom OAO Via Gaz Capital SA	9.2500	4/23/2019			1,040,627
2,547,000	Ithaca Energy, Inc. ^	8.1250	7/1/2019			2,543,816
140,000	Petrobras Global Finance BV	4.4792	1/15/2019			140,525
1,890,000	Unit Corp.	6.6250	5/15/2021			1,875,825
						6,241,593
	OTHER ASSET BACKED SECURITIES - 19.0%
850,000	ACIS CLO 2017-7 Ltd. ^	4.1081	5/1/2027	Quarterly US LIBOR	+1.75%	853,070
2,000,000	AMMC CLO 16 Ltd. ^	8.3992	4/14/2029	Quarterly US LIBOR	+6.06%	2,006,722
145,531	Amortizing Residential Collateral Trust 2002-BC6	3.8636	8/25/2032	Monthly US LIBOR	+1.80%	134,781
1,000,000	Bain Capital Credit CLO 2017-2 ^	4.2392	1/15/2029	Quarterly US LIBOR	+1.90%	1,003,379
188,478	Bear Stearns Asset Backed Securities Trust 2003-SD3	4.9136	10/25/2033	Monthly US LIBOR	+2.85%	185,679
9,011	Bear Stearns Asset Backed Securities Trust 2006-SD2	2.4436	6/25/2036	Monthly US LIBOR	+0.38%	9,024
22,711	Bravo Mortgage Asset Trust ^	2.3036	7/25/2036	Monthly US LIBOR	+0.24%	22,694
1,600,000	Brigade Debt Funding I Ltd. ^	6.3500	4/25/2036			1,600,000
195,818	Carrington Mortgage Loan Trust Series 2004-NC2	3.8636	8/25/2034	Monthly US LIBOR	+1.80%	192,622
2,000,000	Catamaran CLO 2013-1 Ltd. ^	9.4869	1/27/2028	Quarterly US LIBOR	+7.15%	1,905,122
6,660	Chase Funding Trust Series 2002-2	5.5990	9/25/2031			6,827
1,597,500	CIFC Funding 2015-III Ltd. ^	4.8419	4/19/2029	Quarterly US LIBOR	+2.50%	1,569,538
230,773	Countrywide Asset-Backed Certificates	2.5636	8/25/2034	Monthly US LIBOR	+0.50%	229,754
86,086	Countrywide Asset-Backed Certificates ^	5.4386	3/25/2032	Monthly US LIBOR	+3.38%	83,241
32,482	Countrywide Home Equity Loan Trust	2.2916	4/15/2030	Monthly US LIBOR	+0.22%	32,391
233,733	Credit-Based Asset Servicing & Securitization LLC	3.7886	7/25/2035	Monthly US LIBOR	+1.73%	233,451
202,549	Credit-Based Asset Servicing & Securitization LLC	3.9356	3/25/2034	Monthly US LIBOR	+2.78%	201,979
2,000,000	Cutwater 2015-I Ltd. ^	9.4392	7/15/2027	Quarterly US LIBOR	+7.10%	1,967,110
76,074	CWABS Inc. Asset-Backed Certificates Trust 2004-6	2.9636	11/25/2034	Monthly US LIBOR	+0.90%	76,660
52,699	CWABS Inc. Asset-Backed Certificates Trust 2004-6	3.2636	11/25/2034	Monthly US LIBOR	+1.20%	53,915
17,897	Equity One Mortgage Pass-Through Trust 2002-5	5.8030	11/25/2032			18,798
240,169	Finance America Mortgage Loan Trust 2004-2	3.0386	8/25/2034	Monthly US LIBOR	+0.98%	241,218
122,159	Finance America Mortgage Loan Trust 2004-2	4.1636	8/25/2034	Monthly US LIBOR	+2.10%	119,561
46,110	First Franklin Mortgage Loan Trust 2002-FF1	3.2171	4/25/2032	Monthly US LIBOR	+1.13%	45,803
1,000,000	Fortress Credit Opportunities VII CLO Ltd. ^	7.9706	12/15/2028	Quarterly US LIBOR	+5.63%	1,017,995
2,000,000	Greywolf CLO II Ltd. ^	4.4892	10/15/2029	Quarterly US LIBOR	+2.15%	2,007,308
1,500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. ^	8.0353	7/25/2027	Quarterly US LIBOR	+5.70%	1,487,917
2,000,000	Halcyon Loan Advisors Funding 2015-3 Ltd. ^	8.2826	10/18/2027	Quarterly US LIBOR	+5.95%	2,013,423
750,000	ICE 3 Global Credit CLO Ltd. ^	4.8975	4/20/2024	Quarterly US LIBOR	+2.55%	754,665
1,000,000	KVK CLO 2013-1 Ltd. ^	5.2977	1/15/2028	Quarterly US LIBOR	+2.95%	1,000,349
1,000,000	KVK CLO 2016-1 Ltd. ^	4.5892	1/15/2029	Quarterly US LIBOR	+2.25%	1,012,405
77,870	Long Beach Mortgage Loan Trust 2003-2	4.9136	6/25/2033	Monthly US LIBOR	+2.85%	77,843
19,689	Long Beach Mortgage Loan Trust 2004-1	2.8886	2/25/2034	Monthly US LIBOR	+0.83%	19,757
2,000,000	Marathon CLO V Ltd. ^	8.0813	11/21/2027	Quarterly US LIBOR	+5.75%	1,973,924
197,641	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5	4.0136	7/25/2035	Monthly US LIBOR	+1.95%	198,557
132,522	Morgan Stanley ABS Capital I Inc. Trust 2004-NC7	3.7886	7/25/2034	Monthly US LIBOR	+1.73%	129,208
2,450,000	Oaktree CLO 2014-1 ^	8.6550	5/13/2029	Quarterly US LIBOR	+6.30%	2,458,466
1,500,000	Octagon Investment Partners XX Ltd. ^	7.6050	8/12/2026	Quarterly US LIBOR	+5.25%	1,481,273
223,805	RAMP Series 2002-RS3 Trust	3.0386	6/25/2032	Monthly US LIBOR	+0.98%	208,241
1,000,000	Sound Point CLO IX Ltd. ^	8.8475	7/20/2027	Quarterly US LIBOR	+6.50%	991,385
190,556	Specialty Underwriting & Residential Finance Trust Series 2004-BC4	3.2636	10/25/2035	Monthly US LIBOR	+1.20%	177,456
289,597	Structured Asset Investment Loan Trust 2004-7	3.1886	8/25/2034	Monthly US LIBOR	+1.13%	284,384
109,279	Structured Asset Securities Corp. 2005-WF1	3.9686	2/25/2035	Monthly US LIBOR	+1.91%	106,906
89,566	Structured Asset Securities Corp. 2005-WF1	4.1186	2/25/2035	Monthly US LIBOR	+2.06%	75,783
Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value
	OTHER ASSET BACKED SECURITIES - 19.0% (Continued)
$500,000	Symphony CLO II Ltd. ^	3.8194	10/25/2020	Quarterly US LIBOR	+1.50%	$500,483
1,000,000	Symphony CLO XIV Ltd. ^	4.1892	7/14/2026	Quarterly US LIBOR	+1.85%	1,000,874
1,000,000	Trinitas CLO I Ltd. ^	7.0892	4/15/2026	Quarterly US LIBOR	+4.75%	985,046
1,000,000	Venture XVI CLO Ltd. ^	4.8492	1/15/2028	Quarterly US LIBOR	+2.51%	990,001
2,000,000	Venture XVI CLO Ltd. ^	7.3692	1/15/2028	Quarterly US LIBOR	+5.03%	1,910,184
1,323,797	Zais CLO 1 Ltd. ^	3.7392	4/15/2026	Quarterly US LIBOR	+1.40%	1,327,674
1,380,000	Zais CLO 5 Ltd. ^	4.7392	10/15/2028	Quarterly US LIBOR	+2.40%	1,385,056
						38,369,902
	PHARMACEUTICALS- 0.6%
790,000	Allergan Funding SCS	3.0000	3/12/2020			787,066
500,000	Zoetis, Inc.	3.4500	11/13/2020			500,346
						1,287,412
	PIPELINES - 4.6%
1,313,000	DCP Midstream Operating LP	2.7000	4/1/2019			1,306,435
300,000	DCP Midstream Operating LP ^	5.8500	5/21/2043	Quarterly US LIBOR	+3.85%	274,500
350,000	DCP Midstream Operating LP ^	9.7500	3/15/2019			365,225
822,000	Energy Transfer Partners LP	4.1500	10/1/2020			831,325
2,550,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021			2,711,605
2,538,000	MidContinent Express Pipeline LLC ^	6.7000	9/15/2019			2,618,835
395,000	Plains All American Pipeline LP / PAA Finance Corp.	2.6000	12/15/2019			390,713
731,000	Plains All American Pipeline LP / PAA Finance Corp.	5.7500	1/15/2020			753,814
						9,252,452
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 1.9%
150,000	American Tower Trust #1 ^	3.0700	3/15/2023			146,977
764,000	Crown Castle International Corp.	3.4000	2/15/2021			763,033
1,304,000	iStar, Inc.	5.0000	7/1/2019			1,306,771
1,489,000	PotlatchDeltic Corp.	7.5000	11/1/2019			1,567,173
						3,783,954
	RETAIL - 0.1%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020			259,238

	SAVINGS & LOANS - 0.3%
500,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021			554,456

	SEMICONDUCTORS - 0.2%
500,000	NXP BV / NXP Funding LLC ^	4.1250	6/15/2020			503,125

	SOFTWARE - 0.4%
800,000	Dun & Bradstreet Corp.	4.2500	6/15/2020			798,112

	TELECOMMUNICATIONS - 6.6%
578,000	Frontier Communications Corp.	7.1250	3/15/2019			583,780
1,796,000	Frontier Communications Corp.	8.1250	10/1/2018			1,804,980
1,557,000	Nokia OYJ	5.3750	5/15/2019			1,582,301
3,338,000	Sprint Capital Corp.	6.9000	5/1/2019			3,414,774
487,000	Sprint Communications, Inc. ^	9.0000	11/15/2018			495,888
2,031,250	Sprint Spectrum Co. LLC ^	3.3600	9/20/2021			2,026,172
3,326,000	Telecom Italia Capital SA	7.1750	6/18/2019			3,432,432
						13,340,327
	TOTAL BONDS & NOTES (Cost $184,742,401)					186,662,781
Anfield Universal Fixed income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Shares		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	PREFERRED STOCK - 0.7%
	BANKS - 0.7%
7,400	Citigroup, Inc.	6.8750	11/15/2023	Quarterly US LIBOR	+4.13%	$205,572
40,000	Citigroup, Inc.	7.1250	9/30/2023	Quarterly US LIBOR	+4.04%	1,118,000
5,000	Northern Trust Corp.	5.8500	10/1/2019			135,150
	TOTAL PREFERRED STOCK (Cost $1,467,670)					1,458,722

	TOTAL INVESTMENTS - 97.4% (Cost $194,589,996)(A)					$196,338,021
	OTHER ASSETS LESS LIABILITIES - 2.6%					5,254,445
	TOTAL NET ASSETS - 100.0%					$201,592,466

CMO - Collateralized Mortgage Obligation
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduits
* Interest Only Securities
+ Fair valued determined using Level 3 measurements. As of July 31, 2018 fair valued securities had a market value of $753,564 and represented 0.37% of Total Net Assets.
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 33.93% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(A) Represents Cost for financial reporting purposes. Aggregate Cost for federal tax purposes is $194,593,628 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation			$4,145,679
			Unrealized depreciation			(2,401,286)
			Net unrealized appreciation			$1,744,393

FUTURES CONTRACTS
						Unrealized
Number of Contracts						Appreciation
		Counterparty		Notional Value ^		(Depreciation)
	SHORT FUTURES CONTRACTS
106	US Treasury Long Bond Future September 2018	Interactive Brokers		$15,154,820		$(105,918)
1	CBOE Volatility Index (VIX) Future October 2018	Interactive Brokers		15,730		25
						(105,893)
	LONG FUTURES CONTRACTS
106	US 10 Year Treasury Note Future September 2018	Interactive Brokers		$12,658,520		$(119,250)
1	CBOE Volatility Index (VIX) Future November 2018	Interactive Brokers		15,930		(65)
						(119,315)

		Net Unrealized Depreciation on Futures Contracts				$(225,208)

^ The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2018

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future optios are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at at public accounting firm, valuaton consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quaterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2018, for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications (b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$389,038	$-	$-	$389,038
Mutual Funds	7,827,480	-	-	7,827,480
Bonds & Notes (a)	-	185,909,217	753,564	186,662,781
Preferred Stock	1,458,722	-	-	1,458,722
Total	$9,675,240	$185,909,217	$753,564	$196,338,021

Liabilities
Derivatives (b)	Level 1	Level 2	Level 3	Total
Short Future Contracts *	$(105,893)	$-	$-	$(105,893)
Long Future Contracts *	(119,315)	-	-	(119,315)
Total *	$(225,208)	$-	$-	$(225,208)

(a) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.
(b) There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Amount shown represents unrealized loss at period end.
The following is a reconciliation of assets in which level 3 inputs were used in determining value of the security Carter Holt Harvey:

	Bonds & Notes	Total
Beginning Balance 4/30/2018	$754,990	$754,990
Total realized gain (loss)	-	-
Appreciation	(4,641)	(4,641)
Cost of Purchases	-	-
Proceeds from Sales	-	-
Amortization	3,215	3,215
Net transfers in/out of level 3	-	-
Ending Balance 7/31/2018	$753,564	$753,564

Fair Value at July 31, 2018	Valuation Techniques	Unobservable Input	Impact to Valuation
$97.23	Spread to comparable security adjusted for a fixed spread as of the last trade date.	727 basis point spread to comparable security with a rate of 4.625%.	These inputs included the discount rate or yield and the term to maturity used. Significant increases (decreases) in the discount rate or yield and expected term to redemption would have a direct and proportional impact to fair value.

It is the Fund’s policy to recognize transfers into or out of level 2 and level 3 at the end of the reporting period.

See Portfolio of Investments for Industry classifications.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Futures Contracts - The Fund is subject to commodity risk and index risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of July 31, 2018, the amount of realized gain on futures contracts subject to commodity risk and index risk amounted to $192,512 for the Anfield Universal Fixed Income Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/27/2018

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 9/27/2018